Statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Net income (loss) for the year	$ 1,008,043	$ 419,468
Adjustments to reconcile net income (loss) for the year to net cash from operating activities
Net realized (gains) losses on redemptions and sales of gold and silver bullion	(759)	16,398
Change in unrealized (gains) losses on gold and silver bullion	(1,026,156)	(455,536)
Net changes in operating assets and liabilities
Increase (decrease) in accounts payable	(1,032)	(358)
Net cash provided by (used in) operating activities	(19,904)	(20,028)
Cash flows from investing activities
Purchases of gold and silver bullion	(440,262)
Sales of gold and silver bullion	5,043	23,265
Net cash provided by (used in) investing activities	(435,219)	23,265
Cash flows from financing activities
Proceeds from issuance of Units (note 7)	458,997
Payments on redemption of Units (note 7)	(534)	(2,163)
Underwriting commissions and issue expenses	(3,193)
Net cash provided by (used in) financing activities	455,270	(2,163)
Net increase (decrease) in cash during the year	147	1,074
Cash at beginning of the year	1,253	179
Cash at end of the year	$ 1,400	$ 1,253